MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2013
MARKETABLE SECURITIES
NOTE 3:-	MARKETABLE SECURITIES

Marketable securities with contractual maturities of less than one year are as follows:

	December 31,
	2012				2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government and corporate debentures - fixed interest rate	$599,614	$2,738	$(20)	$602,332	$593,218	$2,987	$(16)	$596,189
Government-sponsored enterprises debentures	59,719	271	—	59,990	93,900	400	—	94,300
Government and corporate debentures - floating interest rate	33,096	61	(1)	33,156	67,794	99	—	67,893

	$692,429	$3,070	$(21)	$695,478	$754,912	$3,486	$(16)	$758,382

Marketable securities with contractual maturities of over one year through five years are as follows:

	December 31,
	2012				2013
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government and corporate debentures - fixed interest rate	$1,327,086	$13,094	$(731)	$1,339,449	$1,969,514	$6,554	$(7,158)	$1,968,910
Government-sponsored enterprises	382,758	2,170	(39)	384,889	441,719	707	(1,311)	441,115
Government and corporate debentures - floating interest rate	64,694	304	(6)	64,992	52,969	163	(47)	53,085
Auction rate securities	2,697	—	—	2,697	—	—	—	—

	$1,777,235	$15,568	$(776)	$1,792,027	$2,464,202	$7,424	$(8,516)	$2,463,110

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values were as follows:

	December 31, 2012
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Government and corporate debentures - fixed interest rate	$352,886	$(747)	$6,046	$(4)	$358,932	$(751)
Government-sponsored enterprises	39,883	(39)	252	—	40,135	(39)
Government and corporate debentures - floating interest rate	6,213	(6)	6,249	(1)	12,462	(7)

	$398,982	$(792)	$12,547	$(5)	$411,529	$(797)

	December 31, 2013
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Government and corporate debentures - fixed interest rate	$944,769	$(5,762)	$97,770	$(1,410)	$1,042,539	$(7,172)
Government-sponsored enterprises	214,719	(1,104)	19,811	(208)	234,530	(1,312)
Government and corporate debentures - floating interest rate	19,511	(48)	1,000	—	20,511	(48)

	$1,178,999	$(6,914)	$118,581	$(1,618)	$1,297,580	$(8,532)

As of December 31, 2012 and 2013, interest receivable amounted to $ 16,622 and $ 17,587, respectively, and is included within other current assets in the balance sheets.